Offerings - Offering: 1	Apr. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 27,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,811.56
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Includes 4,000,000 Class A Ordinary Shares to be offered by the Company in this offering and up to 600,000 additional Class A Ordinary Shares issuable upon exercise of the underwriters’ over-allotment option. The maximum aggregate offering price has been estimated pursuant to Rule 457(o) under the Securities Act based on an assumed initial public offering price of $6.00 per Class A Ordinary Share, the high end of the estimated public offering price range set forth on the cover page of this registration statement.